Subsequent Events (Details) - USD ($) $ in Millions	Feb. 21, 2025	Feb. 22, 2025	Sep. 28, 2024	Jun. 28, 2024
Disposal group, disposed of by sale, not discontinued operations [member]
Subsequent Event [Line Items]
Disposal group, percent of ownership sold			80.00%
Disposal group, including discontinued operation, consideration			$ 659
The Flash Business of Western Digital Corporation [Member] | Sandisk Corporation
Subsequent Event [Line Items]
Ownership percentage				20.00%
Subsequent Event
Subsequent Event [Line Items]
Percent distribution of shares	80.10%
Subsequent Event | Western Digital Corporation
Subsequent Event [Line Items]
Dividends paid	$ 1,500
Subsequent Event | Term B Loan | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 2,000
Amortization percentage	1.00%
Subsequent Event | Term B Loan | Line of Credit | SOFR
Subsequent Event [Line Items]
Variable interest rate	3.00%
Subsequent Event | Term B Loan | Line of Credit | Base Rate
Subsequent Event [Line Items]
Variable interest rate	2.00%
Subsequent Event | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 1,500
Variable interest rate	0.10%
Commitment fee percentage	0.30%
Subsequent Event | Revolving Credit Facility | Line of Credit | SOFR
Subsequent Event [Line Items]
Variable interest rate	2.00%
Subsequent Event | Revolving Credit Facility | Line of Credit | Base Rate
Subsequent Event [Line Items]
Variable interest rate	1.00%
Subsequent Event | Term Loan Facility | Line of Credit
Subsequent Event [Line Items]
Proceeds from term loan	$ 2,000
Subsequent Event | Western Digital Corporation
Subsequent Event [Line Items]
Percent distribution of shares	80.10%
Subsequent Event | Western Digital Corporation | Sandisk Corporation
Subsequent Event [Line Items]
Ownership percentage	19.90%	19.90%
Subsequent Event | The Flash Business of Western Digital Corporation [Member] | Disposal group, disposed of by sale, not discontinued operations [member] | San disk semi conductor shanghai co ltd
Subsequent Event [Line Items]
Disposal group, percent of ownership sold			80.00%
Disposal group, including discontinued operation, consideration			$ 624